MONARCH FUNDS
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                                               PROSPECTUS


                                               January 5, 2001
                                               (As amended April 6, 2001)








THREE MONEY MARKET FUNDS THAT EACH             UNIVERSAL SHARES
SEEK TO PROVIDE HIGH CURRENT INCOME
TO THE EXTENT CONSISTENT WITH THE              TREASURY CASH FUND
PRESERVATION OF CAPITAL AND THE                GOVERNMENT CASH FUND
MAINTENANCE OF LIQUIDITY.                      CASH FUND



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                                TABLE OF CONTENTS

Summary...............................2  Your Account..........................6
Performance...........................4  Other Information....................10
Fee Tables............................5  Financial Highlights.................11
Management............................5  For More Information.................12

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THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THE FUNDS' SHARES OR
DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.





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SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.

This Prospectus offers Universal Shares of three money market funds - Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests in a  diversified  portfolio of Money Market  Securities  and:
    o Seeks to  maintain  a stable  net  asset  value of $1.00 per  share
    o Invests  in securities  with  remaining  maturities  of 397 days or less
    o Maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
          --------------                             -------------------
Treasury Cash Fund/                 Treasury Securities and Repurchase Agreements
Treasury Cash Portfolio             backed by Treasury Securities

Government Cash Fund/               Government Securities and Repurchase Agreements
Government Cash Portfolio           backed by Government Securities

Cash Fund/                          A broad spectrum of Money Market Securities
Cash Portfolio                      including:
                                    o Securities issued by financial institutions, such as
                                         certificates of deposit, bankers' acceptances
                                         and time deposits
                                    o Securities issued by domestic companies, such as
                                      commercial paper
                                    o Government Securities
                                    o Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o Funds are needed for another purpose

2
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                                                                   MONARCH FUNDS
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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Portfolio and Fund are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT Risk As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

                                                                               3
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PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. Performance information presented here represents only past performance and does not necessarily indicate future results.

The following chart shows the annual total returns for each full calendar year that each Fund has operated.

YEAR ENDED 12/31

TREASURY CASH FUND

Best Quarter:           1.62% (quarter ended 12/31/00)

Worst Quarter:          1.37% (quarter ended 3/31/00)

[EDGAR Representation of Bar Chart]
1993 -
1994 -
1995 -
1996 -
1997 -
1998 -
1999 -
2000 - 6.23%

GOVERNMENT CASH FUND

Best Quarter:           1.63% (quarter ended 9/30/00)

Worst Quarter:          0.78% (quarter ended 3/31/94)

[EDGAR Representation of Bar Chart]
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%

CASH FUND

Best Quarter:           1.65% (quarter ended 9/30/00)

Worst Quarter:          0.79% (quarter ended 3/31/94)

[EDGAR Representation of Bar Chart]
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%

The following table lists the average annual total return as of December 31, 2000.

                      ONE YEAR      FIVE YEARS     SINCE INCEPTION    INCEPTION DATE
                      --------      ----------     ---------------    --------------
TREASURY CASH FUND      6.23%           N/A             6.24%            12/30/99
GOVERNMENT CASH FUND    6.35%          5.58%            5.13%            10/29/92
CASH FUND               6.41%          5.61%            5.19%            12/1/92

4
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                                                                   MONARCH FUNDS
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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2000. Expenses are stated as a percentage of average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
                                                     TREASURY      GOVERNMENT     CASH
                                                     CASH FUND     CASH FUND      FUND
                                                     ---------     ----------     ----
Management Fees(2)                                     0.13%         0.13%       0.13%
Distribution (Rule 12b-1) Fees                          None          None        None
Other Expenses                                         0.25%         0.11%       0.10%
Total Annual Fund Operating Expenses(3)                0.38%         0.24%       0.23%

(1) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(2)  Includes all investment advisory and administration fees.
(3) Certain service providers voluntarily waived a portion of their fees. For the year ended August 31, 2000, actual Total Annual Fund Operating Expenses for each Fund were 0.20%.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
                        --------          -----------         ----------          ---------
TREASURY CASH FUND        $39                 $122               $213                $480
GOVERNMENT CASH FUND      $25                 $77                $135                $306
CASH FUND                 $24                 $74                $130                $293

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ('SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages two other money market funds and two taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

                                                                               5
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OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for all of its expenses. Expenses of Universal Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Trust for an account application or for further information regarding the Funds.

 WRITE TO US AT:              ACH OR WIRE INVESTMENTS TO:
      Monarch Funds                Imperial Bank
      P.O. Box 446                 ABA #122201444
      Portland, Maine 04112        FOR CREDIT TO:
                                       Forum Shareholder Services, LLC
                                       Account # 09075-933
 TELEPHONE US TOLL-FREE AT:            (Name of Fund) - Universal Shares
      (800) 754-8757                   (Your Name)
                                       (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:      PAYMENT MUST BE RECEIVED BY:
                  --------------------------      ----------------------------
                   11:00 a.m., Pacific time          1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

6
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                                                                   MONARCH FUNDS
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TRANSACTIONS  THROUGH  THIRD  PARTIES  If  you  invest  through  your  financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain share-holder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS Checks must be made payable on their face to "Monarch Funds." No other method of check payment is acceptable.

         AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing
         House" system.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

                       Type of Account                                        Requirement
                       ---------------                                        -----------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole      required to sign exactly as their names appear
proprietorship accounts. Joint accounts have two or more      on the account.
owners (tenants).
BUSINESS ENTITIES                                           o Submit a Corporate/Organization Resolution form
                                                              or similar document.
TRUSTS                                                      o The trust must be established before an account
                                                              can be opened.
                                                            o Provide a certified trust document, or the pages
                                                              from the trust document, that identify the trustees.

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                              HOW TO ADD TO YOUR ACCOUNT
                    ----------------------                              --------------------------
BY CHECK                                                     BY CHECK
o Call or write us for an account application (and a         o Fill out an  investment  slip from a  confirmation
  Corporate/Organization Resolution form, if applicable).      or write us a letter.
o Complete the application (and resolution form).            o Write your account number on your check.
o Mail us your application (and resolution form) and a check.o Mail us the slip (or your letter) and the check.
BY WIRE                                                      BY WIRE
o Call or write us for an account application (and a         o Call to notify us of your incoming wire.
  Corporate/Organization Resolution form, if applicable).    o Instruct your bank to wire your money to us.
o Complete the application (and resolution form).
o Call  us  to  fax  the  completed   application  (and
  resolution form) and we will assign you an account number.
o Mail us your application (and resolution form).
o Instruct your financial institution to wire your money
  to us.
BY ACH PAYMENT
o Call or write us for an account application (and
  Corporate/Organization Resolution form, if applicable).
o Complete the application (and resolution form).
o Call us to fax the completed application (and
  resolution form) and we will assign you an account number.
o Mail us your original application (and resolution form).
o Instruct your  financial  institution  to send an ACH
  payment to us.

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LIMITATIONS  ON  PURCHASES  A Fund  reserves  the right to refuse  any  purchase request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
                      ------------------------------------
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o [Fund name] - Universal Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds.
o Obtain a signature guarantee (if required).
o Obtain other documentation (if required).
o Mail us your request and documentation.
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application.
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone")
  OR
o Mail us your request (See "By Mail").
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification.
o Redemption proceeds will be:
  o Mailed to you or
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

8
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SIGNATURE  GUARANTEE  REQUIREMENTS  To protect you and each Fund against  fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

       o Sales of over $50,000 worth of shares
       o Changes to a shareholder's record name
       o Redemptions from an account for which the address or account registration has changed within the last 30 days
       o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
       o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
       o Changes to distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may  exchange  Universal  Shares of a Fund for  Universal  Shares of another
Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
                                 ---------------
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange).
o Open a new account and complete an account application if you are requesting different shareholder privileges.
o Obtain a signature guarantee, if required.
o Mail us your request and documentation.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification.

                                                                               9
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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Universal Shares, each Fund offers Institutional Shares, Investor Shares and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor by contacting the Transfer Agent. Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts, Investor Shares are sold to retail investors and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

10
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                                                                   MONARCH FUNDS
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FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Universal Shares of each Fund. Data for of Treasury Cash Fund's Institutional Shares is included in the table as Universal Shares of that Fund has not been offered for five years. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.


As of August 31, 2000, the net assets of Treasury Cash Fund were $467,447,000, of Government Cash Fund were $756,628,000 and of Cash Fund were $2,028,881,000.

                              SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                   Net                 Ratios to
                                                                                Assets at         Average Net Assets
                        Beginning            Distributions Ending                 End of
                        Net Asset      Net      From Net  Net Asset               Period                  Net
                        Value Per  Investment  Investment Value per    Total    (000's        Net     Investment    Gross
 Year Ended August 31     Share      Income      Income     Share      Return    Omitted)   Expenses    Income    Expenses(a)
TREASURY CASH FUND
     UNIVERSAL SHARES
         2000(c)           $1.00      $0.04      $(0.04)    $1.00       4.02%      $5,976     0.20%(b)   5.86%(b)     0.38%(b)
     INSTITUTIONAL SHARES
         2000              $1.00      $0.05      $(0.05)    $1.00       5.47%     $30,480     0.45%      5.30%        0.62%
         1999               1.00       0.04       (0.04)     1.00       4.50%      55,134     0.45%      4.43%        0.62%
         1998               1.00       0.05       (0.05)     1.00       5.11%      91,122     0.45%      5.00%        0.67%
         1997               1.00       0.05       (0.05)     1.00       4.98%      40,830     0.45%      4.89%        0.66%
         1996               1.00       0.05       (0.05)     1.00       5.15%      79,259     0.45%      5.01%        0.69%
GOVERNMENT CASH FUND
     UNIVERSAL SHARES
         2000               1.00       0.06       (0.06)     1.00       5.94%     225,697     0.20%      5.73%        0.24%
         1999               1.00       0.05       (0.05)     1.00       5.00%     277,548     0.18%      4.88%        0.25%
         1998               1.00       0.05       (0.05)     1.00       5.63%     253,644     0.18%      5.48%        0.26%
         1997               1.00       0.05       (0.05)     1.00       5.49%     230,410     0.17%      5.35%        0.26%
         1996               1.00       0.05       (0.05)     1.00       5.59%     248,986     0.19%      5.43%        0.28%
CASH FUND
     UNIVERSAL SHARES
         2000               1.00       0.06       (0.06)     1.00       6.04%      70,451     0.20%      5.84%        0.23%
         1999               1.00       0.05       (0.05)     1.00       5.09%      98,705     0.18%      4.99%        0.25%
         1998               1.00       0.06       (0.06)     1.00       5.65%      91,671     0.18%      5.48%        0.29%
         1997               1.00       0.05       (0.05)     1.00       5.43%      18,453     0.23%      5.32%        0.47%
         1996               1.00       0.05       (0.05)     1.00       5.53%       3,272     0.27%      5.48%        0.43%

(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b) Annualized.
(c) Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------



                 FOR MORE INFORMATION                           MONARCH FUNDS

        The following documents are available
                   free upon request:


               ANNUAL/SEMI-ANNUAL REPORTS                       UNIVERSAL SHARES
        Additional information about each Fund's
      investments is available in the Fund's annual                TREASURY
         and semi-annual reports to shareholders.                  CASH FUND


       STATEMENT OF ADDITIONAL INFORMATION ("SAI")                 GOVERNMENT
  The SAI provides more detailed information about each            CASH FUND
Fund and is incorporated by reference into this Prospectus.
                                                                   CASH FUND

                  CONTACTING THE FUNDS
    You can get copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting:

             Forum Shareholder Services, LLC
                     P.O. Box 446
                 Portland, Maine 04112
                   (207) 879-0001
                  (800) 754-8757

       SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies, for a fee, by e-mailing or by writing to the following:

                 Public Reference Room
            Securities and Exchange Commission
              Washington, D.C. 20549-0102
            E-mail address: publicinfo@sec.gov

     Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.




                                                               Monarch Funds
                                                            Two Portland Square
                                                           Portland, Maine 04101
       Investment Company Act File No. 811-6742               (800) 754-8757